SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Principles of Consolidation and Basis of Presentation

A.	Principles of Consolidation and Basis of Presentation

The Company’s consolidated financial statements include the financial statements of Nova Ltd. and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated.

Use of Estimates in the Preparation of Financial Statements
B.	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. The Company's management evaluates its estimates on an ongoing basis, including those related to, but not limited to income taxes and tax uncertainties, collectability of trade accounts receivable, inventory accruals, fair value and useful lives of intangible assets, lease discount rate, lease period, and revenue recognition. These estimates are based on management's knowledge about current events and expectations about actions the Company may undertake in the future. Actual results could differ from those estimates.

The Company considered the impact of COVID-19 on the estimates and assumptions and determined that there were no material adverse impacts on the consolidated financial statements for the period ended December 31, 2022.

Financial Statements in U.S. Dollars
C.	Financial Statements in U.S. Dollars

The currency of the primary economic environment in which the operations of the Company is conducted is the U.S. dollar (“dollar” or “USD”). Accordingly, the Company uses the dollar as its functional and reporting currency. Certain dollar amounts in the financial statements may represent the dollar equivalent of other currencies, including the New Israeli Shekel (“NIS”) and the Euro. Transactions and balances denominated in dollars are presented at their dollar amounts. Non-dollar transactions and balances are re-measured into dollars in accordance with the principles set forth in ASC 830, “Foreign Currency Translation”.

All transaction gains and losses of the re-measured monetary balance sheet items are reflected in the statements of operations as financial income or expenses, as appropriate.

On consolidation, the assets and liabilities of foreign operations with functional currency other than dollar are translated into dollars at the rate of exchange prevailing at the reporting date and their statements of profit or loss are translated at exchange rates prevailing at the dates of the transactions. The exchange differences arising on translation for consolidation are recognized in other comprehensive income (“OCI”).

Any goodwill arising on the acquisition of a foreign operation and any fair value adjustments to the carrying amounts of assets and liabilities arising on the acquisition are treated as assets and liabilities of the foreign operation and translated at the spot rate of exchange at the reporting date.

Cash, Cash Equivalents and Restricted Cash
D.	Cash, Cash Equivalents and Restricted Cash

Cash and cash equivalents represent short-term highly liquid investments (mainly interest-bearing deposits) with maturity dates not exceeding three months from the date of deposit. Restricted Cash consist primarily of cash used as collateral for the Company's office leases. Any cash that is legally restricted from use is classified as restricted cash.

The following table provides a summary of cash, cash equivalents and restricted cash that constitute the total amounts shown in the consolidated statements of cash flows:

	As of December 31,
	2022	2021	2020
Cash and cash equivalents	111,121	126,698	232,304
Long term restricted cash	600	-	-
Cash, cash equivalents and restricted cash	111,721	126,698	232,304

Short Term Bank Deposit
E.	Short Term Bank Deposit
Short-term bank deposits consist of bank deposits with original maturities of more than three months and up to twelve months.
Marketable Securities
F.	Marketable Securities

The Company accounts for marketable securities in accordance with ASC Topic 320, “Investments – Debt Securities”. The Company’s investments in marketable securities consist of high-grade treasury, corporate and municipal bonds.

Investments in marketable securities are classified as available for sale at the time of purchase. Available for sale securities are carried at fair value based on quoted market prices, with unrealized gains and losses, reported in accumulated other comprehensive income (loss) in shareholders’ equity. Realized gains and losses on sales of marketable securities, are included in financial income (expenses), net. The amortized cost of marketable securities is adjusted for amortization of premium and accretion of discount to maturity, both of which, together with interest, are included in financial income (expenses), net.

The Company classifies its marketable securities as either short term or long term based on each instrument’s underlying contractual maturity date. Marketable securities with maturities of 12 months or less are classified as short-term and marketable securities with maturities greater than 12 months are classified as long-term.

The Company accounts for Credit losses in accordance with ASU 2016-13, Topic 326 “Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments” which modified the other than temporary impairment model for available for sale debt securities. The guidance requires the Company to determine whether a decline in fair value below the amortized cost basis of an available for sale debt security is due to credit related factors or noncredit related factors. A credit related impairment should be recognized as an allowance on the balance sheet with a corresponding adjustment to earnings, however, if the Company intends to sell an impaired available for sale debt security or more likely than not would be required to sell such a security before recovering its amortized cost basis, the entire impairment amount would be recognized in earnings with a corresponding adjustment to the security’s amortized cost basis.

The Company did not recognize an allowance for credit losses on marketable securities as there were no expected credit losses for the years ended December 31, 2022 and 2021.

Trade accounts receivables
G.	Trade Accounts Receivables

Trade accounts receivables are recorded and carried at the original invoiced amount less an allowance for any potential uncollectible amounts, in accordance with ASC 326. The Company makes estimates of expected credit losses for based upon its assessment of various factors, including historical experience, the age of the trade receivable balances, credit quality of its customers, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from customers.

Business Combination
H.	Business Combination

The results of an acquired business in a business combination are included in the Company’s consolidated financial statements from the date of acquisition according to the guidance of ASC Topic 805, “Business Combinations.” The Company allocates the purchase price, which is the sum of the consideration provided and may consist of cash, equity or a combination of the two, to the identifiable assets and liabilities of the acquired business at their fair values as of the acquisition date. The excess of the purchase price over the amount allocated to the identifiable assets and liabilities, if any, is recorded as goodwill.

Following the adoption of ASU 2021-08, “Accounting for Contract Assets and Contract Liabilities from Contracts with Customers” for all business combinations with acquisition date from January 1, 2022, the Company applies ASC 606 “Revenue from Contracts with Customer”, to recognize and measure contract assets and contract liabilities on the acquisition date.

Contingent consideration incurred in a business combination is included as part of the purchase price and recorded at a probability weighted assessment of the fair value as of the acquisition date. The fair value of the contingent consideration is re-measured at each reporting period, with any adjustments in fair value recognized in earnings under general and administrative expenses.

Acquisition related costs incurred by the Company are not included as a component of consideration transferred but are accounted for as an expense in the period in which the costs are incurred.

Inventories
I.	Inventories

Inventories are stated at the lower of cost or net realizable value. Inventory write-downs are provided to cover risks arising from slow-moving items, technological obsolescence, excess inventories, discontinued products, and for market prices lower than cost, if any. The Company periodically evaluates the quantities on hand relative to historical and projected sales volume (which is determined based on an assumption of future demand and market conditions), the age of the inventory and the expected consumption of service spare parts. At the point of the loss recognition, a new lower cost basis for that inventory is established. Any adjustments to reduce the cost of inventories to their net realizable value are recognized in earnings in the current period.

Inventory includes costs of products delivered to customers and not recognized as cost of revenues, where revenues in the related arrangements were not recognized.

To support the Company’s service operations, the Company maintains service spare parts inventory and reduce the net carrying value of this inventory over the service life.

Cost is determined as follows:

•	Raw materials - based on the moving average cost method.

•	Service inventory, work in process and finished goods - based on actual production cost basis (materials, labor and indirect manufacturing costs).

Property, Plant and Equipment
J.
Property, Plant and Equipment

Property, plant and equipment are presented at cost, net of accumulated depreciation. Annual depreciation is calculated based on the straight-line method over the estimated useful lives of the related assets. Estimated useful life is as follows:

Years

Electronic equipment	3-7
Office furniture and equipment	3-17
Leasehold improvements	Over the shorter of the term of the lease (including its extension periods) or the useful life of the asset

Depreciation methods, useful lives and residual values are reviewed at the end each reporting year and adjusted if appropriate.

Goodwill and Intangible Assets
K.	Goodwill and Intangible Assets

Goodwill and other purchased intangible assets have been recorded as a result of the acquisition of ReVera and ancosys. Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and identifiable intangible assets acquired, and related liabilities.

Goodwill is carried at cost and is not amortized, but rather is subject to an impairment test, in accordance with ASC 350, “Intangibles – Goodwill and Other”, at least annually (in the fourth quarter), or more frequently if events or changes in circumstances indicate that the carrying value may be impaired. ASC 350 allows the Company to first perform a qualitative assessment to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying value prior to performing the quantitative goodwill impairment test. The Company operates in one operating segment, and this segment comprises its only reporting unit.

Following the adoption of ASU 2017-04, "Simplifying the Test for Goodwill Impairment", any excess of the carrying value of the reporting unit over its fair value is recognized as an impairment loss, and the carrying value of goodwill is written down to the fair value of the reporting unit.

Intangible assets with finite life (refer to note 2L for impairment assessment of intangible assets with finite life) are amortized over their useful lives using a method that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used, or, if that pattern cannot be reliably determined, using a straight-line amortization method. There was no impairment of goodwill during the periods presented.

Weighted Average Useful Life (Years)
Technology	3-9
Customer relationships	10-13

Impairment of Long-Lived Assets
L.	Impairment of Long-Lived Assets

Long-lived assets (tangible and intangible assets with finite life), held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets (or asset Group) may not be recoverable. In the event that the sum of the expected future cash flows (undiscounted and without interest charges) of the long-lived assets is less than the carrying amount of such assets, an impairment charge would be recognized, and the assets (or asset Group) would be written down to their estimated fair values. During the years 2022, 2021 and 2020, no impairment losses have been identified.

Accrued Warranty Costs
M.	Accrued Warranty Costs

Accrued warranty costs are calculated with respect to the warranty period on the Company’s products and are based on the Company’s prior experience and in accordance with management’s estimate. The estimated future warranty obligations are affected by the warranty periods, install base, labor and other related costs incurred in correcting a product failure.

Derivative Financial Instruments
N.	Derivative Financial Instruments

ASC 815 requires the presentation of all derivatives as either assets or liabilities on the balance sheet and the measurement of those instruments at fair value.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the gain or loss on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings.

In addition to the derivatives that are designated and qualify as a cash flow hedge, the Company enters into certain foreign exchange forward and option transactions to hedge suppliers. Gains and losses related to such derivative instruments are recorded in financial income (expenses), net.

See Note 17 for disclosure of the derivative financial instruments in accordance with such pronouncements.

Leases
O.	Leases

Under ASC 842, a contract is or contains a lease when the Company has the right to control the use of an identified asset for a period of time. The Company determines if an arrangement is a lease at inception of the contract, which is the date on which the terms of the contract are agreed to, and the agreement creates enforceable rights and obligations. The commencement date of the lease is the date that the lessor makes an underlying asset available for the Company’s use. On the commencement date leases are evaluated for classification and assets and liabilities are recognized based on the present value of lease payments over the lease term.

The lease term used to calculate the lease liability includes options to extend or terminate the lease when it is reasonably certain that the option will be exercised. The right-of-use (“ROU”) asset is initially measured as the amount of lease liability, adjusted for any initial lease costs, prepaid lease payments and any lease incentives. Costs incurred for common area maintenance, real estate taxes, and insurance are not included in the lease liability and are recognized as they are incurred.

The Company's leases include buildings and car leases, which are all classified as operating leases. Certain lease agreements include rental payments that are adjusted periodically for the consumer price index ("CPI"). The ROU and lease liability were calculated using the CPI as of the adoption date and will not be subsequently adjusted, unless the liability is reassessed for other reasons. Certain leases include renewal options that are under the Company's sole discretion. The renewal options were included in the ROU and liability calculation if it was reasonably assured that the Company will exercise the option.

As the Company’s lease arrangements do not provide an implicit rate, the Company uses its incremental estimated borrowing rate at lease commencement to measure ROU assets and lease liabilities. Operating lease expense is generally recognized on a straight-line basis over the lease term. For leases with a term of one year or less, the Company elected not to record the ROU asset or liability.

Convertible senior notes
P.	Convertible Senior Notes

The Company accounts for its convertible senior notes in accordance with ASC 470-20 "Debt with Conversion and Other Options" including Accounting Standards Update No. 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity's Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (ASU 2020-06) which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity. This guidance also eliminates the treasury stock method to calculate diluted earnings per share for convertible instruments and requires the use of the if-converted method. The Company adopted ASU 2020-06 using the modified retrospective method as of January 1, 2022. See also Note 11.

Prior to the adoption of the above-mentioned ASU 2020-06, issuers of certain convertible debt instruments, such as the Notes, that may be settled wholly or partially in cash upon conversion were required to separately account for the liability (debt) and equity (conversion option) components of the instrument. The liability component at issuance was recognized at fair value, based on the fair value of a similar instrument of similar credit rating and maturity that does not have a conversion feature. The equity component was based on the excess of the principal amount of the convertible senior notes over the fair value of the liability component and was recorded in additional paid-in capital. The equity component, net of issuance costs and deferred tax effects was presented within additional paid-in-capital and was not remeasured as long as it continues to meet the conditions for equity classification. The difference between the principal amount and the liability component represents a debt discount that was amortized to financial expense over the respective terms of the Notes using an effective interest rate method. The Company allocated the total issuance costs incurred to the liability and equity components of the convertible senior notes based on their relative values. Issuance costs attributable to the liability and equity components were $5,894 and $518, respectively. Issuance costs attributable to the liability were netted against the principal balance and were amortized to financial expense using the effective interest method over the contractual term of the notes. The effective borrowing rate of the liability component of the notes (after deduction of the abovementioned issuance costs attributed to the liability component) was 2.365%. This borrowing rate was based on Company's synthetic credit risk rating.

Revenue Recognition
Q.	Revenue Recognition

Revenue Recognition Policy

The Company enters into revenue arrangements that include products and services which are distinct and accounted for as separate performance obligations. The Company determines whether promises are distinct based on whether the customer can benefit from the product or service on its own or together with other resources that are readily available and whether the Company's commitment to transfer the product or service to the customer is separately identifiable from other obligations in the contract.

The Company derives revenue from sales of advanced process control systems, spare parts, labor hours (mainly related to installation) and service contracts.

Revenues derived from sales of advanced process control systems, spare parts and labor hours are recognized at a point in time, when control of the promised goods or services is transferred to the customers, upon fulfillment of the contractual terms (typically upon shipment of the systems and spare parts or when the service is completed for labor hours).

Revenues derived from service contracts, are recognized ratably over time in accordance with the term of the contract since the Company has a stand-ready obligation to provide the service. Such contracts generally include a fixed fee.

Revenues from sales which were not yet determined to be final sales due to certain acceptance provisions are deferred.
Contracts with Multiple Performance Obligations

Contracts with customers may include multiple performance obligations. For such arrangements, the Company allocates revenue to each performance obligation based on its relative Standalone Selling Price (“SSP”). Judgment is required to determine the SSP for each distinct performance obligation. The Company uses a range of amounts to estimate SSP when it sells each of the products and services separately and needs to determine whether there is a discount to be allocated based on the relative SSP of the various products and services.

Remaining Performance Obligations

Remaining performance obligations (RPOs) represent contracted revenues that had not yet been recognized and include deferred revenues and invoices that have been issued to customers but were uncollected and have not been recognized as revenues. As of December 31, 2022, the aggregate amount of the RPOs was $46,602, comprised of $30,543 deferred revenues and $16,059 of uncollected amounts that were not yet recognized as revenues. The Company expects the RPO to be recognized as revenues over the next year.

Contract Balances

Contract balances are presented separately on the consolidated balance sheets.

Revenues recognized during 2022, 2021 and 2020 from deferred revenues amounts included in current liabilities at the beginning of the period amounted to $12,924, $3,651 and $1,544 respectively.

In certain arrangements, the Company receives payment from a customer either before or after the performance obligation has been satisfied. The expected timing difference between the payment and satisfaction of performance obligations for the Company’s contracts is one year or less; therefore, the Company applies a practical expedient and does not consider the effects of the time value of money.

Research and Development
R.	Research and Development

Research and development costs are charged to operations as incurred. Amounts received or receivable from the Government of Israel through the Israeli Innovation Authority (“IIA”) or from the European Community as participation in certain research and development programs are offset against research and development costs. The accrual for grants receivable is determined based on the terms of the programs, provided that the criteria for entitlement are expected to be met. Research and development grants recognized during the years ended December 31, 2022, 2021 and 2020 were $3,064, $4,395 and $5,645 respectively.

Income Taxes
S.	Income Taxes

The Company accounts for income taxes utilizing the asset and liability method in accordance with ASC 740, “Income Taxes”. Current tax liabilities are recognized for the estimated taxes payable on tax returns for the current year. Deferred tax liabilities or assets are recognized for the estimated future tax effects attributable to temporary differences between the income tax bases of assets and liabilities and their reported amounts in the financial statements, and for tax loss carryforwards.

Measurement of current and deferred tax liabilities and assets is based on provisions of enacted tax laws, and deferred tax assets are reduced, if necessary, by the amount of tax benefits, the realization of which is not considered more likely than not based on available evidence.

ASC 740-10 requires a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement.

Share-Based Compensation
T.	Share-Based Compensation

The Company accounts for equity-based compensation using ASC 718 “Compensation - Stock Compensation,” which requires companies to recognize the cost of employee services received in exchange for awards of equity instruments based upon the grant-date fair value of those awards.

Share Options

In 2022 the Company did not grant share options.

The Company policy, under ASC 718, the fair market value of each option grant is estimated on the date of grant using the “Black-Scholes option pricing” method with the following weighted-average assumptions as relevant for prior years:

	2 0 2 1	2 0 2 0
Risk-free interest rate	0.89%	0.38%
Expected term of options	4.97 years	5.08 years
Expected volatility	39.02%	36.61%
Expected dividend yield	0%	0%

Expected volatility was calculated based on actual historical share price movements over a term that is equivalent to the expected term of granted options. The expected term of options granted is based on historical experience and represents the period of time that options granted are expected to be outstanding. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The Company recognizes compensation expenses for the value of awards granted, based on the accelerated method. The Company account for forfeitures as they occur.

Restricted Share Units

The Company recognizes the fair value of Restricted Share Units (“RSUs”) on the grant date based on the market value of the underlying share and the expense is recognized over the requisite service period for awards using the accelerated method.

Earnings per Share
U.	Earnings per Share

Earnings per share are presented in accordance with ASC 260-10, “Earnings per Share”. Pursuant to which, basic earnings per share excludes the dilutive effects of convertible securities and is computed by dividing income (loss) available to ordinary shareholders by the weighted-average number of ordinary shares outstanding for the period, net of treasury shares. Diluted earnings per share reflect the potential dilutive effect of options and RSUs. The number of potentially dilutive options and RSUs excluded from diluted earnings per share due to the anti-dilutive effect of out of the money options amounted to 265,085 in 2022, 336,857 in 2021 and 492,963 in 2020.

Subsequent to the modified retrospective adoption of ASU 2020-06 (see note 2P), as of January 1, 2022, diluted earnings per share reflect the full dilutive effect of the Convertible Senior Notes. In 2021 and 2020, prior to the adoption of ASU 2020-06, shares amounted to 2,055,641 and 2,680,965 in 2021 and 2020 respectively, underlying the conversion option of the Convertible Senior Notes were not considered in the calculation of earnings per share.

Concentrations of Credit Risk
V.	Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, marketable securities, trade accounts receivable and foreign currency derivative contracts.

The majority of the Company’s cash and cash equivalents and bank deposits are invested in dollar instruments with major banks in Israel. Management believes that the financial institutions that hold the Company's investments are corporations with high credit standing. Accordingly, management believes that low credit risk exists with respect to these financial investments.

The trade accounts receivable of the Company are derived from sales to customers located primarily in Taiwan R.O.C., Korea, China and USA. The management of the Company performed risk assessment on an ongoing basis and believes it bears low risk.

The Company entered into options and forward contracts to hedge against the risk of overall changes in future cash flow from payments of payroll and related expenses as well as other expenses denominated in NIS. The derivative instruments hedge a portion of the Company's non-dollar currency exposure. Counterparty to the Company’s derivative instruments is major financial institution.

The Company's debt marketable securities include investments in highly rated corporate debentures and governmental bonds. The financial institutions that hold the Company's debt marketable securities are major financial institutions located in the United States. The Company believes its debt marketable securities portfolio is a diverse portfolio of highly rated securities and the Company's investment policy limits the amount the Company may invest in an issuer.

Fair Value Measurements
W.	Fair Value Measurements

The fair values of the Company’s cash and cash equivalents, short-term interest-bearing bank deposits, trade accounts receivable, and accounts payable approximate their carrying amounts due to their short-term nature.

The Company follows the provisions of ASC No. 820, “Fair Value Measurement” (“ASC 820”), which defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

In determining a fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing an asset or liability, based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect assumptions that market participants would use in pricing an asset or liability, based on the best information available under given circumstances.

The hierarchy is broken down into three levels, based on the observability of inputs and assumptions, as follows:

Level 1 - Observable inputs obtained from independent sources, such as quoted prices for identical assets and liabilities in active markets.

Level 2 - Other inputs that are directly or indirectly observable in the market place.

Level 3 - Unobservable inputs which are supported by little or no market activity.

In accordance with ASC 820, the Company measures its marketable securities, at fair value using the market approach valuation technique. Marketable securities are classified within Level 2 because these assets are valued using quoted market prices or alternative pricing sources and models utilizing market observable inputs.

The estimated fair values of the derivative instruments are determined based on market rates to settle the instruments. The fair value of the Company’s derivative contracts (including forwards and options) is determined using standard valuation models. The significant inputs used in these models are readily available in public markets or can be derived from observable market transactions and, therefore, the Company’s derivative contracts have been classified as Level 2.

Inputs used in these standard valuation models include the applicable spot, forward, and discount rates. The standard valuation model for the Company options contracts also includes implied volatility, which is specific to individual options and is based on rates quoted from a widely used third-party resource.

The Company’s cash and cash equivalents, Interest-bearing bank deposits and restricted interest-bearing bank deposits are classified within level 1. Marketable securities, Derivative instruments and Convertible senior notes classified within Level 2 (see Note 4, Note 17 and Note 11, respectively).

Recent accounting standards
X.	Certain prior period amounts have been reclassified to conform to the current period presentation.

New Accounting Pronouncements
Y.
Recent accounting guidance - Accounting standards adopted

In November 2021, the FASB issued ASU 2021-10, ASC Topic 832 “Disclosures by Business Entities about Government Assistance”. The standard require the following annual disclosures about transactions with a government that are accounted for by applying a grant or contribution accounting model by analogy: (1) Information about the nature of the transactions and the related accounting policy used to account for the transactions (2) The line items on the balance sheet and income statement that are affected by the transactions, and the amounts applicable to each financial statement line item (3) Significant terms and conditions of the transactions, including commitments and contingencies. The standard will become effective for fiscal years beginning after December 15, 2021. The Company adopted ASU 2021-10 on January 1, 2022. The adoption of this guidance did not have a material effect on the Company’s consolidated financial statements.